Vessels, Port Terminals and Other Fixed Assets	12 Months Ended
Dec. 31, 2013
VESSELS PORT TERMINAL AND OTHER FIXED ASSETS [Abstract]
VESSELS PORT TERMINAL AND OTHER FIXED ASSETS
NOTE 7: VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 1,548,383	$ (127,082)	$ 1,421,301
Additions	133,874	(63,203)	70,671
Disposals	(81,454)	4,707	(76,747)
Balance December 31, 2011	1,600,803	(185,578)	1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	1,631,900	(245,174)	1,386,726
Additions	85,727	(63,287)	22,440
Balance December 31, 2013	$ 1,717,627	$ (308,461)	$ 1,409,166

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 65,258	$ (9,031)	$ 56,227
Additions	9,230	(2,538)	6,692
Disposals	(152)	103	(49)
Balance December 31, 2011	74,336	(11,466)	62,870
Additions	11,904	(2,785)	9,119
Balance December 31, 2012	86,240	(14,251)	71,989
Additions	16,812	(2,853)	13,959
Write-off	(22)	22	—
Balance December 31, 2013	$ 103,030	$ (17,082)	$ 85,948

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 278,837	$ (42,637)	$ 236,200
Additions	62,153	(15,378)	46,775
Balance December 31, 2011	340,990	(58,015)	282,975
Additions	20,008	(19,383)	625
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	356,408	(77,398)	279,010
Additions	40,586	(16,384)	24,202
Transfers	3,030	—	3,030
Balance December 31, 2013	$ 400,024	$ (93,782)	$ 306,242

Tanker vessels (Navios Acquisition)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 538,751	$ (9,092)	$ 529,659
Additions	31,774	(7,198)	24,576
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	$ —	$ —	$ —

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 8,767	$ (2,477)	$ 6,290
Additions	1,331	(745)	586
Balance December 31, 2011	10,098	(3,222)	6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	12,893	(4,125)	8,768
Additions	2,836	(1,048)	1,788
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	$ 12,699	$ (5,173)	$ 7,526

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 2,439,996	$ (190,319)	$ 2,249,677
Additions	238,362	(89,062)	149,300
Disposals	(81,606)	4,810	(76,796)
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	2,026,227	(258,281)	1,767,946
Additions	137,050	(86,808)	50,242
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	2,087,441	(340,948)	1,746,493
Additions	145,962	(83,572)	62,390
Write-off	(22)	22	—
Balance December 31, 2013	2,233,381	(424,498)	1,808,883

Sale of Vessels
On May 19, 2011, Navios Holdings sold the Navios Luz, a 2010-built Capesize vessel, and the Navios Orbiter, a 2004-built Panamax vessel, to Navios Partners for a total consideration of $130,000, of which $120,000 was paid in cash and $10,000 was paid through the receipt of 507,916 newly issued common units of Navios Partners (see Note 9, 16 and 19).
On June 15, 2012, Navios Holdings sold the Navios Buena Ventura, a 2010-built Capesize vessel to Navios Partners for a cash consideration of $67,500 (see Note 16 and 19).
Vessel Acquisitions
On January 28, 2011, Navios Holdings took delivery of the Navios Altamira, a new, 2010-built 179,165 dwt Capesize vessel, from a South Korean shipyard for an acquisition price of $55,427, of which $15,427 was paid in cash and the remaining amount of $40,000 was funded through a loan.
On February 14, 2011, Navios Holdings took delivery of the Navios Azimuth, a new, 2011-built 179,169 dwt Capesize vessel from a South Korean shipyard for a purchase price of approximately $55,672, of which $14,021 was paid in cash, $40,000 was financed through a loan and the remaining amount was funded through the issuance of 300 shares of preferred stock issued in 2010.
On February 21, 2011, Navios Holdings exercised its purchase option to acquire the Navios Astra, a 53,468 dwt Ultra- Handymax vessel and former long-term chartered-in vessel in operation, which was delivered to Navios Holdings' owned fleet. The Navios Astra's acquisition price was $22,775, of which $1,513 was the unamortized portion of the favorable lease term. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra.

      On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 2011-built 34,690 dwt Handysize vessel and former long-term chartered-in vessel in operation, for an acquisition price of $26,117, of which $26,000 was funded through a loan and the remaining amount was paid from existing cash.
On March 30, 2012, Navios Holdings took delivery of the Navios Centaurus, a new, 2012-built 81,472 dwt  bulk carrier vessel from a South Korean shipyard for an acquisition price of $37,095, of which $15,645 was paid from existing cash and $21,450 was financed through a loan.
On May 14, 2012, Navios Holdings took delivery of the Navios Avior, a new, 2012-built 81,355 dwt bulk carrier vessel, from a South Korean shipyard for a purchase price of $39,094, of which $18,210 was paid from existing cash and $20,884 was financed through a loan.
On August 26, 2013, September 10, 2013, September 17, 2013 and September 19, 2013, Navios Holdings took delivery of the Navios Galileo (2006-built 76,596 dwt), the Navios Amitie (2005-built 75,395 dwt), the Navios Taurus (2005-built 76,596 dwt) and the Northern Star (2005-built 75,395 dwt). The total acquisition price for the four vessels was $67,795, of which $27,795 was paid from existing cash and $40,000 was financed through a loan.
In October, 2013, Navios Asia took delivery of the N Amalthia, a 2006-built 75,318 dwt bulk carrier vessel for a purchase price of $17,905, of which $6,655 was paid from the Company's and  noncontrolling shareholders' cash and $11,250 was financed through a loan.

Navios Logistics
During the first quarter of 2010, Navios Logistics began the construction of a grain drying and conditioning facility at its dry port facility in Nueva Palmira, Uruguay. The facility, which has been operational since May 16, 2011, has been financed entirely with funds provided by Navios Logistics' dry port operations with a total cost of $3,891. During 2011, Navios Logistics used a portion of the proceeds from the Logistics Senior Notes (as defined in Note 11) to pay $10,819 for the acquisition of two pushboats named William Hank and Lonny Fugate and another $6,360 for the acquisition of a pushboat named WW Dyer. Additionally, Navios Logistics used a portion of such proceeds to pay $19,836 for the acquisition of 66 dry barges, $17,635 relating to transportation and other related costs associated with the acquired pushboats and barges, and $4,304 for the acquisition of a floating drydock facility.
            In September 2011, Navios Logistics acquired an additional 23 acre parcel of land located south of the Nueva Palmira Free Zone as part of a project to develop a new transshipment facility for mineral ores and liquid bulks.
           On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases for the San San H and the Ferni H (formerly known as the Stavroula), by extending their duration until June 2016 and amending the purchase price obligations to $9,850 and $9,800, respectively, each at the end of the extended period. As of December 31, 2013, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2013 for both vessels were $1,353.
During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which became operational in October 2013. As of December 31, 2013, Navios Logistics had paid $21,773 for the construction of the new conveyor belt.

Navios Logistics constructed four new tank barges. Two barges were delivered in October and December 2012 and two were delivered in April and June, 2013, with a cost of $1,900 each.

On June 26, 2013, Navios Logistics entered into an agreement for the acquisition of three pushboats for a total acquisition price of $20,250. As of December 31, 2013, Navios Logistics had paid $19,767 for the acquisition of the three pushboats.
On August 5, 2013, Navios Logistics entered into an agreement for the construction of 36 dry barges for a total consideration of $19,080, and on October 8, 2013 the company exercised the option for the construction of an additional 36 dry barges for a total consideration of $19,080, based on the initial agreement. As of December 31, 2013, Navios Logistics had paid $11,448 for the construction of the new barges.